PROVISIONS AND CONTINGENCIES - MOVEMENTS IN PROVISIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provisions, ending balance	$ 0
Non-current provisions for liabilities [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	30,394,000	$ 29,532,000
Additions	18,474,000	10,331,000
Acquisitions through business combinations, other provisions	4,134,000	4,212,000
Payments	(6,520,000)	18,569,000
Reversal	(10,687,000)	(2,174,000)
Transfers	(73,000)	0
Translations differences	(4,912,000)	7,062,000
Provisions, ending balance	30,810,000	30,394,000
Non-current provisions for taxes [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	21,447,000	13,283,000
Additions	1,286,000	3,690,000
Acquisitions through business combinations, other provisions	2,274,000	5,654,000
Payments	0	0
Reversal	(6,607,000)	(3,923,000)
Transfers	2,108,000	0
Translations differences	(675,000)	2,743,000
Provisions, ending balance	19,833,000	21,447,000
Non-current provisions for dismantling [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	15,338,000	12,065,000
Additions	1,416,000	1,452,000
Acquisitions through business combinations, other provisions	0	0
Payments	(48,000)	(13,000)
Reversal	(7,382,000)	(259,000)
Transfers	0	(207,000)
Translations differences	(75,000)	2,300,000
Provisions, ending balance	9,249,000	15,338,000
Non-current other provisions [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	2,716,000	140,000
Additions	944,000	2,890,000
Acquisitions through business combinations, other provisions	0	0
Payments	(2,382,000)	(61,000)
Reversal	(2,733,000)	(54,000)
Transfers	(2,035,000)	0
Translations differences	4,784,000	(199,000)
Provisions, ending balance	1,294,000	2,716,000
Current provisions for liabilities [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	8,160,000	6,205,000
Additions	8,197,000	1,079,000
Acquisitions through business combinations, other provisions	0	3,239,000
Payments	(2,479,000)	(540,000)
Reversal	(104,000)	(1,015,000)
Transfers	0	0
Translations differences	(3,231,000)	(808,000)
Provisions, ending balance	10,543,000	8,160,000
Current provisions for taxes [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	1,006,000	876,000
Additions	4,580,000	115,000
Acquisitions through business combinations, other provisions	0	0
Payments	0	0
Reversal	0	0
Transfers	0	0
Translations differences	55,000	15,000
Provisions, ending balance	5,641,000	1,006,000
Current provisions for dismantling [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	213,000	1,271,000
Additions	1,000	55,000
Acquisitions through business combinations, other provisions	0	0
Payments	6,000	0
Reversal	(219,000)	(1,512,000)
Transfers	0	207,000
Translations differences	(1,000)	192,000
Provisions, ending balance	0	213,000
Current other provisions [member]
Disclosure of other provisions [line items]
Provisions, beginning balance	5,339,000	3,090,000
Additions	988,000	3,851,000
Acquisitions through business combinations, other provisions	0	0
Payments	(5,181,000)	(15,000)
Reversal	(15,000)	(1,230,000)
Transfers	0	0
Translations differences	1,754,000	(357,000)
Provisions, ending balance	$ 2,884,000	$ 5,339,000